UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
November 30, 2014
unaudited
Bonds, notes & other debt instruments 97.04% U.S. Treasury bonds & notes 38.38% U.S. Treasury 33.36%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2016	$210,000	$210,042
U.S. Treasury 0.50% 2016	200,000	200,312
U.S. Treasury 0.625% 2016	77,565	77,838
U.S. Treasury 1.00% 2016	105,000	106,108
U.S. Treasury 1.50% 2016[1]	157,560	160,517
U.S. Treasury 1.75% 2016	45,655	46,664
U.S. Treasury 0.875% 2017	200,000	199,992
U.S. Treasury 0.875% 2017	100,000	100,277
U.S. Treasury 1.00% 2017	60,000	60,478
U.S. Treasury 1.00% 2017	50,000	50,246
U.S. Treasury 1.50% 2019	100,000	99,973
U.S. Treasury 1.50% 2019	100,000	99,953
U.S. Treasury 1.875% 2021	137,000	136,668
		1,549,068
U.S. Treasury inflation-protected securities 5.02%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	13,180	13,096
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,175	16,281
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	14,391	14,777
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	41,918	42,452
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	150,366	146,633
		233,239
Total U.S. Treasury bonds & notes		1,782,307
Mortgage-backed obligations 16.38% Commercial mortgage-backed securities 8.46%
Aventura Mall Trust, Series A, 3.743% 2032[3,4,5]	3,000	3,210
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	17,333	18,012
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.557% 2038[4,5]	4,981	5,226
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.898% 2040[4,5]	11,419	12,526
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	3,379	3,710
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[5]	8,832	8,845
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2024[3,4,5]	3,500	3,664
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	15,004	16,136
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	11,241	11,917
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044[5]	857	862
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	20,000	20,637
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,922	5,070
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[4,5]	3,655	3,668
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[4,5]	9,360	9,872
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	7,438	8,028
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	18,580	20,509
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044[5]	4,609	4,633
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	12,970	13,110
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	33,300	34,000
Short-Term Bond Fund of America — Page 1 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[5]	$4,500	$4,560
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[4,5]	207	207
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042[5]	72	72
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4,5]	4,373	4,597
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	2,223	2,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045[5]	630	631
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	12,823	13,661
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	971	1,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[4,5]	7,683	8,373
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	3,181	3,498
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[4,5]	7,730	8,423
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	10,170	10,664
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	13,059	14,136
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	10,000	10,619
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.062% 2046[4,5]	8,940	9,502
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[5]	13,270	14,093
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[4,5]	6,795	7,452
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.377% 2042[4,5]	3,025	3,086
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	18,935	20,261
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4,5]	8,413	8,539
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	9,000	9,678
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[4,5]	21,414	22,630
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.896% 2043[4,5]	6,048	6,395
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	4,324	4,611
		392,715
Federal agency mortgage-backed obligations 6.64%
Fannie Mae 4.00% 2019[5]	5,525	5,872
Fannie Mae 4.00% 2019[5]	2,430	2,582
Fannie Mae 4.00% 2019[5]	2,310	2,455
Fannie Mae 3.00% 2023[5]	3,715	3,896
Fannie Mae 3.00% 2023[5]	3,714	3,895
Fannie Mae 5.00% 2023[5]	821	910
Fannie Mae 5.00% 2023[5]	603	669
Fannie Mae 3.50% 2025[5]	2,102	2,231
Fannie Mae 4.50% 2025[5]	5,590	6,059
Fannie Mae 3.50% 2026[5]	4,216	4,476
Fannie Mae 6.00% 2038[5]	8,117	9,216
Fannie Mae 6.00% 2038[5]	3,312	3,761
Fannie Mae 6.00% 2038[5]	253	287
Fannie Mae 2.19% 2039[4,5]	1,102	1,176
Fannie Mae 2.191% 2039[4,5]	1,373	1,466
Fannie Mae 2.26% 2039[4,5]	1,162	1,248
Fannie Mae 3.446% 2039[4,5]	1,760	1,881
Fannie Mae 2.335% 2039[4,5]	843	904
Fannie Mae 3.931% 2039[4,5]	1,115	1,197
Fannie Mae 3.58% 2039[4,5]	1,067	1,124
Fannie Mae 3.251% 2040[4,5]	2,586	2,771
Fannie Mae 4.192% 2040[4,5]	3,351	3,577
Fannie Mae 4.376% 2040[4,5]	3,970	4,244
Fannie Mae 2.477% 2041[4,5]	9,770	10,207
Fannie Mae 3.158% 2041[4,5]	4,118	4,325
Fannie Mae 3.407% 2041[4,5]	3,377	3,613
Fannie Mae 3.529% 2041[4,5]	1,640	1,726
Short-Term Bond Fund of America — Page 2 of 11

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[5]	$6,743	$7,510
Fannie Mae 2.38% 2042[4,5]	3,974	4,143
Fannie Mae 4.50% 2045[5,6]	50,000	54,211
Fannie Mae, Series 2007-114, Class A7, 0.355% 2037[4,5]	7,500	7,401
Freddie Mac 5.50% 2024[5]	14,212	15,240
Freddie Mac 5.50% 2034[5]	866	977
Freddie Mac 5.50% 2036[5]	749	840
Freddie Mac 5.288% 2038[4,5]	715	767
Freddie Mac 2.14% 2039[4,5]	1,089	1,144
Freddie Mac 2.349% 2039[4,5]	448	479
Freddie Mac 3.835% 2039[4,5]	1,982	2,117
Freddie Mac 3.506% 2040[4,5]	5,924	6,326
Freddie Mac 3.161% 2041[4,5]	7,698	8,112
Government National Mortgage Assn. 5.46% 2059[5]	15,850	16,742
Government National Mortgage Assn. 4.804% 2061[5]	920	994
Government National Mortgage Assn. 4.676% 2063[5]	1,906	2,071
Government National Mortgage Assn. 4.691% 2063[5]	2,158	2,345
Government National Mortgage Assn. 4.715% 2063[5]	2,349	2,550
Government National Mortgage Assn. 5.097% 2063[5]	1,089	1,177
Government National Mortgage Assn. 4.675% 2064[5]	2,021	2,196
Government National Mortgage Assn. 4.694% 2064[5]	2,194	2,382
Government National Mortgage Assn. 4.701% 2064[5]	2,251	2,445
Government National Mortgage Assn. 4.762% 2064[5]	4,388	4,790
Government National Mortgage Assn. 4.777% 2064[5]	2,094	2,277
Government National Mortgage Assn. 4.799% 2064[5]	2,247	2,439
Government National Mortgage Assn. 5.053% 2064[5]	1,620	1,730
Government National Mortgage Assn. 6.64% 2064[5]	3,757	4,124
Government National Mortgage Assn., Series 2012-H12, Class FT, 0.80% 2062[4,5]	4,182	4,204
Government National Mortgage Assn., Series 2012, Class H-20, 0.992% 2062[4,5]	40,744	41,253
Government National Mortgage Assn., Series 2014, Class H-08, 0.71% 2064[4,5]	19,739	19,785
		308,539
Other mortgage-backed securities 1.20%
Bank of Montreal 2.85% 2015[3,5]	5,000	5,066
Royal Bank of Canada 3.125% 2015[3,5]	7,000	7,072
Royal Bank of Canada 0.625% 2015 (2016)[5]	33,448	33,507
Westpac Banking Corp. 1.375% 2015[3,5]	10,000	10,065
		55,710
Collateralized mortgage-backed 0.08%
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[4,5]	3,816	3,793
Total mortgage-backed obligations		760,757
Corporate bonds & notes 14.89% Financials 7.50%
American Express Credit Co. 1.55% 2017	8,110	8,166
Bank of America Corp. 1.05% 2016[4]	7,500	7,539
Bank of America Corp. 1.25% 2017	12,500	12,525
Bank of New York Mellon Corp. 0.80% 2018[4]	20,000	20,192
Bank of Nova Scotia 0.464% 2016[4]	20,000	20,008
BB&T Corp. 1.00% 2017	21,230	21,169
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,339
BNP Paribas 0.712% 2017[4]	14,845	14,874
BNP Paribas 2.45% 2019	15,000	15,242
Short-Term Bond Fund of America — Page 3 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA group 2.50% 2019	$15,000	$15,166
Citigroup Inc. 1.194% 2016[4]	8,510	8,579
Credit Suisse Group AG 1.375% 2017	21,225	21,276
Goldman Sachs Group, Inc. 2.55% 2019	5,000	5,007
JPMorgan Chase & Co. 1.35% 2017	5,000	5,018
JPMorgan Chase & Co. 2.20% 2019	26,470	26,427
MetLife Global Funding I 1.30% 2017[3]	10,000	10,018
MetLife Global Funding I 2.30% 2019[3]	6,745	6,811
Morgan Stanley 3.80% 2016	5,890	6,113
PNC Bank 1.50% 2017	2,000	2,010
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,005
Royal Bank of Canada 1.20% 2017	21,215	21,300
Scentre Group 2.375% 2019[3]	1,380	1,383
Scentre Group, 3.50% 2025[3]	2,975	2,991
Société Générale 3.10% 2015[3]	4,000	4,073
UBS AG 3.875% 2015	5,253	5,275
US Bancorp. 0.634% 2019[4]	20,000	20,048
US Bank NA 1.375% 2017	15,000	15,063
WEA Finance LLC 1.75% 2017[3]	14,420	14,480
Wells Fargo & Co. 1.15% 2017	21,225	21,248
		348,345
Health care 2.12%
AbbVie Inc. 1.20% 2015	15,655	15,715
Aetna Inc. 1.50% 2017	3,088	3,083
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,387
Gilead Sciences, Inc. 2.35% 2020	3,000	3,043
GlaxoSmithKline Capital PLC 0.75% 2015	3,000	3,006
Johnson & Johnson 0.70% 2016	2,000	2,004
Merck & Co., Inc. 0.591% 2018[4]	26,200	26,332
Pfizer Inc. 1.10% 2017	14,850	14,888
Pfizer Inc. 0.534% 2018[4]	10,000	10,016
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,008
Sutter Health 1.09% 2053	7,475	7,461
UnitedHealth Group Inc. 0.85% 2015	4,140	4,156
UnitedHealth Group Inc. 1.875% 2016	3,000	3,063
		98,162
Energy 1.91%
Chevron Corp. 2.193% 2019	2,050	2,070
Exxon Mobil Corp. 0.384% 2019[4]	31,820	31,854
Shell International Finance BV 0.625% 2015	7,300	7,317
Statoil ASA 2.25% 2019	21,025	21,177
Total Capital Canada Ltd. 1.45% 2018	4,980	4,974
Total Capital International 0.75% 2016	10,000	10,026
Total Capital International 1.50% 2017	5,000	5,058
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,364
		88,840
Industrials 0.78%
General Electric Capital Corp. 0.464% 2016[4]	2,000	2,003
General Electric Capital Corp. 2.30% 2017	10,000	10,306
General Electric Capital Corp. 2.45% 2017	14,840	15,340
Short-Term Bond Fund of America — Page 4 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Precision Castparts Corp. 0.70% 2015	$7,290	$7,303
Raytheon Co. 6.75% 2018	1,225	1,428
		36,380
Consumer discretionary 0.73%
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	10,000	10,053
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	1,000	1,008
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	3,270	3,274
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,526
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	4,500	4,521
Volkswagen International Finance NV 1.15% 2015[3]	7,500	7,546
		33,928
Utilities 0.66%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	1,231	1,328
Duke Energy Progress Inc. 0.432% 2017[4]	8,540	8,546
Entergy Louisiana, LLC 1.875% 2014	4,650	4,652
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	2,425	2,425
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,802
		30,753
Telecommunication services 0.60%
AT&T Inc. 0.90% 2016	11,510	11,504
AT&T Inc. 2.40% 2016	5,000	5,122
Verizon Communications Inc. 2.625% 2020[3]	10,953	10,992
		27,618
Information technology 0.35%
International Business Machines Corp. 0.55% 2015	5,250	5,254
International Business Machines Corp. 0.45% 2016	8,305	8,311
International Business Machines Corp. 2.00% 2016	2,500	2,543
		16,108
Materials 0.16%
Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,517
Consumer staples 0.08%
Coca-Cola Co. 0.75% 2016	2,000	2,005
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,801
		3,806
Total corporate bonds & notes		691,457
Federal agency bonds & notes 11.65%
Fannie Mae 0.50% 2015	20,000	20,042
Fannie Mae 1.625% 2015	15,000	15,192
Fannie Mae 0.375% 2016	25,000	24,973
Fannie Mae 5.00% 2016	31,070	32,930
Fannie Mae 1.00% 2017	41,750	41,705
Fannie Mae 1.25% 2017	50,000	50,616
Fannie Mae 5.00% 2017	63,805	70,348
Fannie Mae 1.75% 2019	87,910	88,407
Fannie Mae 1.75% 2019	4,000	4,015
Short-Term Bond Fund of America — Page 5 of 11

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.625% 2024	$2,000	$2,022
Fannie Mae, Series 2014-M13, Class A-2, multifamily 3.021% 2024[5]	1,250	1,278
Federal Home Loan Bank 0.375% 2015	25,000	25,022
Federal Home Loan Bank 0.375% 2016	44,400	44,412
Federal Home Loan Bank 0.50% 2016	2,500	2,499
Freddie Mac 0.50% 2015	15,000	15,024
Freddie Mac 2.50% 2016	45,000	46,433
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018[5]	392	398
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018[5]	7,070	7,151
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[4,5]	2,382	2,390
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[5]	1,635	1,717
Private Export Funding Corp. 1.375% 2017	36,930	37,298
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	4,000	4,077
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,060
		541,009
Asset-backed obligations 10.87%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,400
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,5]	6,000	6,247
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,5]	14,250	14,414
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	25,480	25,634
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	26,125	26,167
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	3,100	3,109
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	27,925	27,942
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	12,880	12,903
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class C, 2.64% 2017[5]	1,045	1,064
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class C, 2.86% 2017[5]	12,381	12,459
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,640	10,644
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	4,125	4,132
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	6,010	6,010
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[3,5]	2,800	2,800
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,5]	1,300	1,300
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,025
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.131% 2021[3,4,5,7]	2,000	2,000
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	19,200	19,211
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	2,000	2,005
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	7,300	7,302
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	327	338
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.579% 2026[3,4,5]	10,490	10,492
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016[5]	943	957
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	24,330	24,586
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	9,000	9,005
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	8,500	8,498
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[5]	5,520	5,535
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	15,000	15,020
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	12,010	12,147
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,5]	6,575	6,641
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.707% 2027[3,4,5]	20,000	20,031
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[3,4,5]	14,425	14,427
Hertz Fleet Lease Funding LP, Series 2014-1-B, 0.907% 2028[3,4,5]	2,700	2,702
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	25,000	25,070
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	5,300	5,457
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	3,400	3,400
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	3,290	3,292
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2016[5]	8,595	8,623
Short-Term Bond Fund of America — Page 6 of 11

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	$33,906	$34,199
Santander Drive Auto Receivables Trust, Series 2014-1, Class A-3, 0.87% 2018[5]	10,980	11,001
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[5]	1,355	1,359
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	7,500	7,533
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	890	906
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	3,600	3,607
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	5,765	5,777
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[5]	1,155	1,169
Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.16% 2020[5]	21,917	22,278
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	8,600	8,603
Trade Maps Ltd., 2013-1-A-A, 0.854% 2018[3,4,5]	13,040	13,061
Trade Maps Ltd., 2013-1-A-B, 1.404% 2018[3,4,5]	5,040	5,039
Volkswagen Auto Lease Trust, Series 2013-A, Class A-3, 0.84% 2016[5]	7,000	7,016
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	6,250	6,241
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	6,250	6,247
		505,025
Bonds & notes of governments & government agencies outside the U.S. 2.50%
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,005
European Investment Bank 0.875% 2017	2,000	2,003
European Investment Bank 2.50% 2024	2,500	2,513
Inter-American Development Bank 0.625% 2016	5,000	5,005
KfW 0.50% 2015	28,740	28,798
KfW 0.875% 2017	3,000	2,982
Kingdom of Denmark 0.875% 2017[3]	2,000	2,010
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,567
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,005
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,027
Swedish Government 1.00% 2017[3]	5,000	5,024
		115,939
Municipals 2.37%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,016
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	937
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2012-B-2, 0.35% 2047 (put 2015)[4]	4,320	4,320
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	7,000	7,729
State of Florida, Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2015	8,180	8,515
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	2,020	2,202
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,000	5,363
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	21,187
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,297
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,911
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,555
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.087% 2016	25,000	25,102
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	1,410	1,531
Short-Term Bond Fund of America — Page 7 of 11

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	$1,655	$1,821
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,275	1,406
State of Texas, Harris County, Toll Road Rev. Ref. Bonds, Series 2012-D, 1.061% 2016	15,000	15,073
		109,965
Total bonds, notes & other debt instruments (cost: $4,479,904,000)		4,506,459
Short-term securities 13.43%
Bank of New York Mellon Corp. 0.07% due 12/1/2014[3]	20,900	20,900
Bank of Nova Scotia 0.16% due 2/3/2015[3]	35,100	35,093
BNZ International Funding Ltd. 0.16% due 12/3/2014[3]	17,900	17,900
Coca-Cola Co. 0.19% due 1/8/2015[3]	3,200	3,200
Fannie Mae 0.09% due 4/6/2015	60,000	59,989
Federal Farm Credit Banks 0.11% due 7/17/2015	20,800	20,783
Federal Home Loan Bank 0.10%—0.12% due 2/20/2015—5/22/2015	124,800	124,771
Freddie Mac 0.07% due 2/23/2015	65,000	64,994
Mitsubishi UFJ Trust and Banking Corp. 0.14%—0.19% due 12/9/2014—2/11/2015[3]	86,700	86,685
Old Line Funding, LLC 0.18% due 4/20/2015[3]	40,000	39,966
Sumitomo Mitsui Banking Corp. 0.11%—0.20% due 12/4/2014—1/26/2015[3]	99,300	99,289
Svenska Handelsbanken Inc. 0.19% due 2/2/2015[3]	50,000	49,987
Total short-term securities (cost: $623,532,000)		623,557
Total investment securities 110.47% (cost: $5,103,436,000)		5,130,016
Other assets less liabilities (10.47)%		(486,355)
Net assets 100.00%		$4,643,661
Short-Term Bond Fund of America — Page 8 of 11

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,791,595,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.758%	8/1/2016	$36,000	$119
Receive	LCH.Clearnet	3-month USD-LIBOR	1.147	11/19/2017	50,000	113
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0925	12/2/2017	12,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.6815	10/30/2019	8,000	(22)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.667	10/30/2019	100,000	(212)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.772	10/31/2019	66,000	(471)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7645	11/6/2019	4,000	(26)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.762	11/12/2019	150,000	(933)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7485	11/20/2019	150,000	(807)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7625	11/24/2019	20,000	(118)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.659	12/2/2019	66,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.6515	12/2/2019	4,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.125	11/19/2021	20,000	(178)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.112	11/20/2021	100,000	(794)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.978	12/2/2021	5,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.459	11/19/2024	7,000	(91)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.452	11/20/2024	75,000	(921)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4655	11/21/2024	4,000	(54)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.472	11/21/2024	25,000	(353)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.463	11/24/2024	8,000	(106)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4625	11/24/2024	200,000	(2,630)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4605	11/26/2024	17,000	(220)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.36001	11/28/2024	100,000	374
Receive	LCH.Clearnet	3-month USD-LIBOR	2.365	11/28/2024	4,000	17
Receive	LCH.Clearnet	3-month USD-LIBOR	2.334	12/2/2024	57,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.028	10/31/2044	10,000	306
Receive	LCH.Clearnet	3-month USD-LIBOR	3.025	11/21/2044	2,500	74
Receive	LCH.Clearnet	3-month USD-LIBOR	2.987	11/24/2044	90,000	1,922
Pay	LCH.Clearnet	3-month USD-LIBOR	2.901	12/2/2044	50,000	—
						$(5,011)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $18,120,000, which represented .39% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $730,988,000, which represented 15.74% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion or all of the security purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,000,000, which represented .04% of the net assets of the fund.
Short-Term Bond Fund of America — Page 9 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 10 of 11

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2014, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$27,382
Gross unrealized depreciation on investment securities	(1,683)
Net unrealized appreciation on investment securities	25,699
Cost of investment securities	5,104,317

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0115O-S42150	Short-Term Bond Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Short-Term Bond Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Short-Term Bond Fund of America’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 28, 2015

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2015